Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAFIRST QUANTITATIVE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001539996
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ameri
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020